Leases Lessor (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	$ 191,571
Lessor, Operating Lease, Payments to be Received, Two Years	360,997
Lessor, Operating Lease, Payments to be Received, Three Years	316,521
Lessor, Operating Lease, Payments to be Received, Four Years	274,713
Lessor, Operating Lease, Payments to be Received, Five Years	223,940
Lessor, Operating Lease, Payments to be Received, Thereafter	636,772
Total	$ 2,004,514
Florida | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	12.30%	12.00%
California | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.10%